Trade and other receivables - Schedule of Trade And Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trade and other receivables [Line Items]
Trade receivables – gross	€ 39,563	€ 23,193
Loss allowance	(1)	(2)
Trade receivables – net	39,562	23,191
VAT receivables	1,015	709
Other receivables	232	95
Receivables from related parties	142	8
Government grants receivables	1,126	1,073
Total	€ 42,077	€ 25,076